Note 36	6 Months Ended
Jun. 30, 2025
Other Operating Income Expense [Abstract]
Disclosure of other operating income (expense) [text block]	Other operating income and expense
The breakdown of the balance under the heading “Other operating income” in the condensed consolidated income statements is as follows:

OTHER OPERATING INCOME (MILLIONS OF EUROS)

	June 2025	June 2024
Gains from sales of non-financial services	178	157
Other operating income	173	153
Total	351	310
The breakdown of the balance under the heading “Other operating expense” in the condensed consolidated income statements is as follows:

OTHER OPERATING EXPENSE (MILLIONS OF EUROS)

	June 2025	June 2024
Change in inventories	62	70
Contributions to guaranteed banks deposits funds	318	314
Hyperinflation adjustment ⁽¹⁾	319	1,214
Other operating expense ⁽²⁾	529	817
Total	1,228	2,415
(1) In the six months ended June 30, 2025, it includes €211 million due to Argentina and €76 million due to Turkey. In June 2024, it included €1,020 million due to Argentina and €190 million due to Turkey.
(2) In the six months ended June 30, 2024, it included €285 million corresponding to the estimated total annual amount of the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022.